Debt (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Undrawn short term debt	$ 4,500
Rate of Interest	4.125%
Accounts receivable Purchase facility	$ 500
Bottom of range [Member] | South America [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.30%
Top of range [Member] | AUSTRALIA [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.30%
Top of range [Member] | Other Countries [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.60%
Top of range [Member] | South America [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	8.30%
Accounts Receivable Repurchase [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facilities	$ 500
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn short term debt	4,500
Unsecured revolving credit facility [Member] | Maximum Limit [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facilities	750	$ 1,500
Uncommitted revolving demand facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn short term debt	1,000
Other credit facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Other Credit Facilities	1,290
Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Commercial paper authorized to issue	4,500
Commercial Paper [Member] | North America [Member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers issued	$ 961	$ 1,175
Commercial Paper [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.70%
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.90%
Borrowings, maturity	November 7, 2024
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
Borrowings, maturity	April 1, 2025
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.95%
Borrowings, maturity	November 7, 2025
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Borrowings, maturity	December 15, 2026
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.20%
Borrowings, maturity	June 21, 2027
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Borrowings, maturity	March 27, 2028
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.95%
Borrowings, maturity	April 1, 2029
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.40%
Borrowings, maturity	May 13, 2030
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.125%
Borrowings, maturity	June 21, 2034
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.875%
Borrowings, maturity	March 15, 2035
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.625%
Borrowings, maturity	May 23, 2036
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.125%
Borrowings, maturity	December 1, 2036
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Borrowings, maturity	December 1, 2040
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Borrowings, maturity	January 15, 2041
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.00%
Borrowings, maturity	June 1, 2043
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.95%
Borrowings, maturity	January 15, 2045
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.80%
Borrowings, maturity	April 1, 2049
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, maturity	May 13, 2050
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.80%
Borrowings, maturity	March 27, 2053
Debentures Issued Note Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, maturity	February 1, 2027